REVENUE AND EXPENSES - CHANGE IN FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of financial assets [line items]
Change in fair value of financial instruments, Gains	$ 230		$ 675		$ 29,915
Losses on change in fair value of derivatives	0		0		(12,380)
Net	230		675		17,535
Net foreign exchange gain	63,596		32,245		106,782
Net foreign exchange loss	(87,023)		(88,739)		(110,701)
Net	(23,427)	[1]	(56,494)	[1]	(3,979)
Loans and receivables [member]
Disclosure of financial assets [line items]
Net foreign exchange gain	38,220		868		86,936
Net foreign exchange loss	(57,187)		(12,200)		(77,520)
Other financial transactions [member]
Disclosure of financial assets [line items]
Net foreign exchange gain	16,407		12,381		3,101
Net foreign exchange loss	(14,405)		(45,784)		(8,789)
Current transactions [member]
Disclosure of financial assets [line items]
Net foreign exchange gain	8,969		18,996		16,711
Net foreign exchange loss	$ (15,431)		$ (30,755)		(24,362)
Disposal of Financial assets [member]
Disclosure of financial assets [line items]
Net foreign exchange gain					34
Net foreign exchange loss					$ (30)

[1]
(1) The year ended December 31, 2016 contains the impacts of the CVI termination. The reversal of the principal amount of 41,749 thousand U.S. dollars was recognized in "Other gains and own work capitalized", the interest reversal of 19,936 thousand U.S. dollars was recognized in "Finance costs" and the loss of 35,373 thousand U.S. dollars on the conversion of Argentine pesos to U.S. dollars was recognized in "Net foreign exchange loss".